Stockholders' Equity - Summary of Warrant Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Warrant or Right [Line Items]
Ending balance, Warrants	4
Beginning balance, Weighted Average Exercise Price	$ 14.44	$ 16.00	$ 21.09
Exercised, Weighted Average Exercise Price	$ 13.54	$ 19.15	$ 23.66
Cancelled, Weighted Average Exercise Price			$ 29.62
Ending balance, Weighted Average Exercise Price	$ 50.00	$ 14.44	$ 16.00
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance, Warrants	162	243	461
Exercised, shares	(158)	(81)	(105)
Cancelled, shares			(113)
Ending balance, Warrants	4	162	243
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercised, Exercise Price	$ 13.54	$ 13.54
Cancelled, Exercise Price		$ 13.54
Beginning balance, exercise price	$ 13.54	$ 20.06	$ 3.81
Issued, Exercise Price			$ 3.81
Ending balance, exercise price		$ 13.54	$ 20.06
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercised, Exercise Price		$ 50.00
Cancelled, Exercise Price		$ 24.00
Beginning balance, exercise price		$ 29.78	$ 50.00
Issued, Exercise Price			$ 29.78
Ending balance, exercise price	$ 50.00	$ 50.00	$ 29.78